Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenue
Operating expenses
Legal fees and professional	3,497
Audit and accounting fees	5,000	11,684
Interest income	(11,177)	(10,042)
FX Exchange (gain) loss		5,547
General and administrative expenses	60,259	61,887
Total operating expenses	57,579	69,076
Net income (loss) for the periods	(57,579)	(69,076)
Effect of foreign currency transaltion	(6,759)
Comprehensive net loss	$ (64,338)	$ (69,076)
Income (loss) per common stock - basic and diluted	$ (0.01)	$ (0.01)
Weighted average common share outstanding - Basic and diluted	11,541,666	11,541,666